CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Direct Investments (31.3%)	(17)(18)
Common Stocks (25.8%)
Europe (9.2%)
ACTE II Grand Co-Invest, L.P.	(5)	8/14/2024	$11,424,645	$13,238,758
AI Co-Investment IV-1 SCSp	(5)	10/21/2025	8,669,332	8,723,239
Astorg VIII Co-Invest Corden	(3)	8/1/2022	9,746,591	17,688,993
Aurelia Co-Invest SCSp	(5)	5/14/2024	8,577,497	18,240,262
CCP NOMOS LP; CCP HERMES LP	(5)	7/7/2025	1,325,506	—
Cinven Isabella, L.P.	(5)	11/26/2024	12,759,995	17,684,150
Cinven Pegasus Limited Partnership	(5)	10/2/2024	6,630,957	8,801,479
Co-invest Vista Limited Partnership	(4)	7/1/2025	17,485,817	16,599,811
Delta Opportunities, L.P.	(5)	3/21/2025	6,538,376	7,365,105
ECI 12 E, L.P.	(5)	1/16/2025	229,533	—
Everest Co-Investment, L.P.	(5)	3/19/2025	11,022,490	13,616,402
Fremann 2 MM Co-Investment 3 Salus SCSp	(5)	8/1/2025	27,701,752	27,819,951
HPM Sub-Pooling S.à r.l.	(5)	9/5/2024	523,454	—
Indigo Acquisition Holding B.V.	(5)	9/6/2024	1,070,642	193,636
LEP SAL Co-Invest, L.P.	(5)	11/10/2025	51,087	23,706
Locron Co-Investment, L.P.	(5)	10/24/2025	29,744,223	30,546,488
Menrva Co-investment, L.P.	(5)	3/12/2025	15,933,697	17,004,220
Motel One Co-Invest SCSp	(5)	5/28/2025	17,054,825	17,693,615
Nutrition Supplements Collective SCA	(5)	8/22/2025	12,974,163	17,184,754
Partners Group Client Access 55 LP, Inc.	(5)	12/4/2025	29,648,832	29,832,849
PP Food Technologies HoldCo S.p.A	(5)	10/16/2024	8,188,776	8,802,817
PSC Tiger, L.P.	(5)	9/4/2024	4,851,012	5,652,183
SEP EIGER Aggregator, L.P.	(3)	4/25/2022	125,406	—
Thor Co-Invest, L.P.	(5)	12/11/2025	57,978,190	57,500,000
TSO III Project Olympus Co-Invest, L.P.	(5)	10/23/2024	8,662,930	11,369,932
Vantage RC Holding B.V.	(5)	2/27/2025	12,964,197	14,619,718
Total Europe			$321,883,925	$360,202,068
North America (14.7%)
AHR Parent Holdings, L.P.	(3)	8/3/2022	$129,178	$4,411,518
Alpha OMH Co-Invest, L.P.	(5)	5/2/2025	6,667,335	7,967,850
BarBri Topco, L.P.	(5)	12/19/2024	16,091,491	19,403,286
BCPE Polymath Investor, L.P.	(5)	9/25/2024	7,495,319	7,480,153
BCPE Virginia Investor, L.P.	(5)	12/13/2023	5,007,014	5,750,000
BharCap Babylon Acquisition, L.P.	(5)	3/8/2024	7,413,147	13,273,248
BSP-FL Intermediate, Inc.	(5)	12/5/2024	12,524,844	12,508,790
Cascade Equity Holding, LLC	(5)	12/27/2024	7,518,984	7,500,000

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Cetera Financial Group	(5)	12/18/2023	4,279,942	5,925,925
Corsair Amore Investors, L.P.	(3)	5/25/2022	1,821,152	—
CSC Riviera Co‐Invest, L.P.	(5)	1/30/2025	16,715,546	22,388,204
CSC Tau Co‐Invest Aggregator, L.P.	(5)	1/30/2025	7,163,634	7,420,888
EQT X Co-Investment (A) SCSp	(5)	7/2/2024	10,544,288	13,435,323
EXPG Holdings, L.P.	(5)	12/8/2025	26,126,449	26,126,450
G-3 Chickadee Aggregator, LLC	(5)	10/29/2025	17,346,550	17,287,000
GTCR (W-2) Investors, L.P.	(5)	1/29/2024	9,608,212	16,263,338
Gula Co-Invest II, L.P.	(5)	10/23/2024	13,410,412	18,296,978
Inverness Graham Co-Investment Fund-A, L.P.	(5)	7/8/2025	10,251,455	17,285,858
KKR Icon Co-Invest L.P.	(5)	11/13/2024	17,857,000	19,642,701
Linden Investment III, L.P.	(5)	7/17/2025	2,509,602	2,488,364
LM Carpenter Co-Invest-A I L.P.	(5)	12/27/2024	6,213,538	7,987,695
Magnesium Co-Invest SCSp	(3)	5/6/2022	9,454,920	13,256,530
Mariner Opportunity-A, L.P.	(5)	5/29/2025	1,829,745	1,974,742
Martis Partners IV Three Oaks Co-Invest, L.P.	(5)	6/16/2025	5,185,071	7,069,412
MDCP Co-Investors (Chicago), L.P.; MDCP Co-Investors (Chicago-C), L.P.	(5)	10/27/2025	22,524,827	22,500,001
MidOcean Partners QT Co-Invest, L.P.	(5)	8/20/2024	7,070,874	5,812,762
MOP-Arnott Holdings, L.P.	(5)	11/12/2024	2,793,670	2,778,000
NCP MSI Co-Invest, L.P.	(5)	3/20/2025	5,104,269	5,084,666
NS UI A, LLC	(5)	12/27/2024	9,050,406	9,230,584
OEP VIII Project Greenheart Co-investment Partners, L.P.	(3)	10/17/2022	8,137,246	9,870,130
Oscar Holdings, L.P.	(3)	4/27/2022	4,356,463	4,330,000
PC Key Data Holdings, L.P.	(5)	9/20/2024	7,650,599	4,748,467
PCP Release Aggregator, L.P.	(5)	6/10/2025	26,325,275	26,181,174
Plano Co-investment II, L.P.	(5)	9/27/2024	8,228,407	8,193,961
Pretzel Co-Invest, L.P.	(5)	12/19/2024	16,000,836	19,101,816
Project Second Co-Invest Fund, L.P.	(5)	5/2/2025	14,523,737	14,493,000
Quad-C Synoptek Holdings, LLC	(4)	8/12/2022	4,228,730	3,135,368
RCP Nats Co-Investment Fund, L.P.	(5)	5/19/2025	5,118,179	6,515,397
RCR Equity, L.P.	(5)	4/23/2024	56,000	1,255,139
REP AGP II Holdco, L.P.	(5)	7/18/2025	15,521,532	15,510,800
Rocket Co-Invest, SLP	(5)	3/20/2024	6,744,854	9,137,232
Saguaro Coinvestor Holdings, L.P.	(5)	11/14/2025	15,082,227	14,715,417
Schill Aggregator, L.P.	(4)	12/12/2025	17,433,000	17,433,000
SCP FCA Investments, LLC	(4)	6/7/2024	31,285	—
Sentinel NSI Co-Invest, L.P.	(5)	1/31/2025	3,500,008	5,468,536
SEP Hero Co-Invest I-A, L.P.	(5)	11/1/2024	7,783,821	8,325,749
SkyKnight Financial Holdings, L.P.	(5)	12/24/2024	7,402,257	8,448,143

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
SkyKnight Insurance Holdings, L.P.	(5)	11/13/2023	2,029,690	2,632,058
STG AV, L.P.	(5)	11/1/2023	5,015,410	6,000,740
TI VI Project Emilia Co-Invest, L.P.	(5)	6/6/2025	7,743,816	7,648,334
Trivest Bright Co-Invest, L.P.	(5)	4/16/2024	7,817,375	5,239,884
Truelink Atlas, L.P.	(5)	6/26/2025	9,399,778	9,375,000
Truelink Voltron A, L.P.	(5)	12/27/2024	5,030,198	7,221,985
Victors CCC Aggregator, L.P.	(3)	5/31/2022	2,992,681	4,661,126
VRS Parent Holdings, L.P.	(5)	7/17/2025	11,176,722	11,160,667
Webster Cascade Aggregator II, L.P.	(3)	12/21/2022	3,721,662	456,473
Webster Oceans Co-Investment Fund, L.P.	(3)	1/31/2022	3,824,645	8,911,343
WPP Fairway Aggregator B, L.P.	(3)	9/30/2022	107,797	—
Zenyth Partners II Co-Invest Opportunities I, L.P.	(5)	12/12/2025	7,143,436	14,379,457
Total North America			$503,836,540	$575,100,662
Rest of World (1.9%)
EverSaaS Holdings Pte. Ltd.	(5)	7/28/2025	$2,531,575	$9,223,632
Glenwood Co-Investment Fund 111-1, L.P.	(5)	11/19/2025	7,773,532	7,722,304
Habit Health	(5)	7/25/2024	5,087,656	4,855,844
KKR Sirius Co-Invest, L.P.	(5)	8/30/2024	12,034,186	12,245,680
Mason Stevens Co Investment Trust	(5)	3/26/2025	4,862,005	5,075,722
Nexon Co Investment Trust	(5)	12/10/2025	13,342,482	13,397,825
Quadria Capital Fund III Holdsings Pte. Ltd.	(4)	7/28/2025	2,192,623	3,433,596
Sherwood Coinvestment, L.P.	(4)	10/17/2025	4,603,368	4,653,858
Thinkex Holdings Pty Ltd	(5)	10/29/2025	12,799,146	12,499,243
Total Rest of World			$65,226,573	$73,107,704
Total Common Stocks			$890,947,038	$1,008,410,434

Convertible Preferred Stocks (0.5%)
North America (0.5%)
SCP Dragon, L.P.	(5)	11/24/2025	$7,984,665	$10,358,013
Webster Cascade Aggregator, L.P.	(3)	12/21/2022	6,449,031	8,061,476
Total North America			$14,433,696	$18,419,489
Total Convertible Preferred Stocks			$14,433,696	$18,419,489

Preferred Stocks (4.6%)
Europe (1.5%)
Astorg VIII Co-Invest Corden	(3)	8/1/2022	$270	$—
CCP NOMOS LP; CCP HERMES LP	(5)	7/7/2025	17,798,613	18,738,430
ECI 12 E, L.P.	(5)	1/16/2025	9,383,620	10,028,275

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
HPM Sub-Pooling S.à r.l.	(5)	9/5/2024	5,011,878	5,083,922
Indigo Acquisition Holding B.V.	(5)	9/6/2024	9,587,726	11,388,866
LEP SAL Co-Invest, L.P.	(5)	11/10/2025	10,652,647	10,978,379
SEP EIGER Aggregator, L.P.	(3)	4/25/2022	2,077,360	2,394,078
Total Europe			$54,512,114	$58,611,950
North America (3.1%)
AHR Parent Holdings, L.P.	(3)	8/3/2022	$7,920,000	$10,388,507
Corsair Amore Investors, L.P.	(3)	5/25/2022	184,283	502,461
GPS Co-Invest (IGI III)-A Feeder, L.P.	(5)	11/27/2024	16,667,000	19,397,164
Hollywood Offshore Co-Invest, L.P. (Cayman)	(5)	10/30/2025	21,910,504	22,465,990
LJ Shield Co-Invest, L.P.	(5)	6/13/2024	9,862,006	10,536,228
MPGC III SK C-Investment, L.P.	(5)	6/2/2025	10,480,269	11,291,212
RCR Equity, L.P.	(5)	4/23/2024	3,784,399	3,857,287
SCP FCA Investments, LLC	(4)	6/7/2024	7,558,512	15,246,971
VFF IV Co-Invest 4-C, L.P.	(5)	11/22/2024	15,841,750	20,176,670
WPP Fairway Aggregator B, L.P.	(3)	9/30/2022	7,309,839	7,729,696
Total North America			$101,518,562	$121,592,186
Rest of World (0.0%)
Quadria Capital Fund III Holdings Pte. Ltd.	(4)	7/28/2025	$57,945	$—
EverSaaS Holdings Pte. Ltd	(5)	7/28/2025	7,643,333	842,268
Total Rest of World			$7,701,278	$842,268
Total Preferred Stocks			$163,731,954	$181,046,404

Shareholder Loans (0.1%)
Europe (0.1%)
ECI 12 E, L.P.	(5)	1/16/2025	$2,789,441	$3,422,868
Total Europe			$2,789,441	$3,422,868
Total Shareholder Loans			$2,789,441	$3,422,868

Warrants (0.3%)
North America (0.3%)
GPS Co-Invest (IGI III)-A Feeder, L.P.	(5)	11/27/2024	$42,446	$8,166,767
SCP Dragon, L.P.	(5)	11/24/2025	—	3,805,647
Total North America			$42,446	$11,972,414
Total Warrants			$42,446	$11,972,414
Total Direct Investments			$1,071,944,575	$1,223,271,609

Primary Investments (4.9%)	(16)(17)(18)

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Europe (0.4%)
Advent International GPE X-D SCSp	(3)	1/31/2022	$3,086,090	$4,169,926
PSG Europe (Lux) II SCSp	(3)	3/1/2022	2,585,558	2,893,283
TowerBrook Investors VI (892), L.P.	(5)	6/27/2024	7,327,799	8,980,415
Total Europe			$12,999,447	$16,043,624
North America (4.5%)
BharCap Partners II-B, L.P.	(5)	12/18/2024	$10,323,198	$12,327,111
CenterOak Equity Fund III-EF, L.P.	(5)	6/14/2024	831,408	232,918
Emerald Lake Capital Partners A, L.P.	(5)	12/5/2025	12,652,525	11,470,026
Francisco Partners VII-A, L.P.	(3)	2/15/2022	3,974,672	4,316,439
JLL Partners Fund IX	(5)	12/12/2025	5,833	—
Lee Equity Partners Fund IV(A), L.P.	(5)	6/28/2024	3,628,259	3,614,517
Littlejohn Fund VII-A, L.P.	(5)	7/30/2025	21,786	—
Nautic Partners XI, L.P.	(5)	6/21/2024	2,394,825	2,437,186
OceanSound Partners Fund II (A), L.P.	(5)	7/2/2024	7,588,265	9,949,677
One Equity Partners VIII-A, L.P.	(3)	2/15/2022	8,540,990	11,995,277
Sole Source Capital III	(5)	3/31/2025	577,640	—
Springcoast Partners I-A, L.P.	(5)	11/7/2025	19,473,291	24,288,917
Trivest Growth Investment Fund III-A, L.P.	(5)	9/12/2024	1,169,235	1,091,785
Truelink Capital I-A, L.P.	(5)	6/7/2024	13,668,034	19,906,312
Valeas Capital Partners Fund I-A, L.P.	(5)	8/30/2024	25,061,459	46,386,978
Valeas Capital Partners Fund II-A, L.P.	(5)	8/14/2025	559,330	497,972
Webster Capital V, L.P.	(3)	6/30/2022	7,479,003	10,854,868
Zenyth Partners II-A, L.P.	(5)	4/30/2025	7,453,900	15,192,519
Total North America			$125,403,653	$174,562,502
Total Primary Investments			$138,403,100	$190,606,126

Secondary Investments (53.7%)	(16)(17)(18)
Europe (13.2%)
Advent Global Technology	(4)	3/31/2025	$2,226,291	$2,767,542
Advent Global Technology II	(4)	3/31/2025	3,136,781	3,993,551
Advent International GPE IX	(4)	3/31/2025	11,442,164	12,782,314
Advent International GPE IX (EUR)	(4)	12/31/2023	971,049	1,207,320
Advent International GPE VIII	(4)	3/31/2025	2,290,873	2,495,871
Advent International GPE X	(4)	3/31/2025	7,090,400	8,530,626
Alto Capital V	(5)	12/31/2025	743,556	1,027,030
Apheon AlliA	(4)	12/31/2025	16	—
Apheon MidCap Buyout IV, SCSp	(5)	12/31/2025	4,892,468	7,977,285
Apheon MidCap Buyout VI SCSp	(4)	12/31/2025	16	—

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Apheon Opseo Long Term Value Fund SCSp	(5)	12/31/2025	3,084,364	5,003,649
Apheon Svt Long Term Value Fund SCSp	(5)	12/31/2025	2,489,167	3,895,654
Axcel CV K/S	(5)	5/21/2025	41,346,229	45,558,584
Backed 1, L.P.	(4)	12/31/2025	778,711	1,789,049
Backed 2, L.P.	(4)	12/31/2025	463,735	849,043
Barley (No.1) Limited Partnership	(5)	4/17/2024	9,303,765	8,116,131
Barley Institutional Co-Invest Limited Partnership	(5)	4/17/2024	1,312,379	1,156,155
Bregal Unternehmerkapital IV-B SCSp	(4)	12/31/2025	536,712	579,941
Bridgepoint Europe VI	(4)	12/31/2023	850,271	1,093,854
Bridgepoint Europe VII	(5)	1/31/2024	313,114	389,166
CVC Capital Partners Strategic Opportunities II	(4)	12/31/2023	899,129	1,211,512
CVC Capital Partners VI	(4)	12/31/2023	226,767	236,964
CVC Capital Partners VII	(4)	12/31/2023	302,932	385,857
CVC Capital Partners VIII	(4)	12/31/2023	651,617	712,537
CVC Capital Partners VIII (A), L.P.	(4)	12/31/2024	36,400,955	43,616,013
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(3)	9/19/2022	12,261,218	17,579,655
E.C.B. (Bastille) SCA	(5)	12/31/2025	544,070	494,743
ECI 12 Special Purpose, L.P.	(5)	9/30/2025	36,735,872	38,873,988
Elysium Acquisition, L.P.	(5)	12/2/2024	42,639,259	58,069,699
Epiris Fund III (B), L.P.	(4)	12/31/2025	950,893	1,600,768
Equistone SP I SCSp	(3)	6/23/2022	4,912,503	8,327,764
Eurazeo PME Secondary Fund 2025	(5)	12/17/2025	33,163,265	32,868,998
Gamma Co-invest, L.P.	(5)	6/28/2024	4,192,696	2,510,634
Hg Saturn 4 B, L.P.	(5)	12/31/2025	8,128	6,545
IK SC Strategic Opportunities I Fund	(5)	4/4/2024	13,086,774	18,457,043
Inflexion Continuation Fund I (No.1) Limited Partnership	(5)	5/13/2025	28,712,138	35,761,327
KKR Azur Co-lnvest, L.P.	(5)	12/31/2025	2,090,627	2,080,627
KKR Rainbow Co-lnvest (Asset), L.P.	(5)	12/31/2025	1,503,070	2,482,567
KKR Sigma Co-lnvest II, L.P.	(5)	12/31/2025	3,447,542	5,511,269
Norvestor SPV III SCSp	(5)	7/11/2025	53,927,738	60,873,866
Portage Capital Solutions Intenational Fund I, L.P.	(4)	12/31/2025	614,790	837,214
PrimeStone Capital Fund ICAV	(5)	12/31/2025	171,699	290,279
Providence Strategic Growth Europe, L.P.	(4)	9/30/2025	2,822,674	4,962,077
PSG Europe II, L.P.	(4)	9/30/2025	2,765,933	2,757,331
Sagard 3 FPCI	(5)	12/31/2025	3,064,517	2,734,716
Sagard 4A FPCI and Sagard 4B FIPS (A Shares)	(4)	12/31/2025	6,875,268	4,818,568
Sagard II-A FPCI and Sagard II-B FPCI	(5)	12/31/2025	123,693	130,442
Sagard NewGen FPCI	(5)	12/31/2025	1,257,592	1,065,925
Sagard NewGen Pharma FPCI	(5)	12/31/2025	445,267	315,098

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Sagard Testing FPCI	(4)	12/31/2025	2,538,497	1,896,402
TowerBrook Investors V	(5)	6/28/2024	31,149,899	53,901,218
Total Europe			$421,759,083	$514,584,411
North America (39.8%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(3)	3/31/2022	$7,084,868	$6,852,478
Apollo Overseas Partners (Delaware 892) X, L.P.	(3)	7/21/2022	211,980	253,660
Audax Private Equity Beacon CF	(5)	8/5/2025	67,897,353	79,896,309
Audax Private Equity Fund VI	(4)	12/31/2023	707,771	820,426
Aurorium PPC Holdings	(6)	8/14/2025	2,656,548	2,359,241
Bain Capital Beacon Holdings, L.P.	(5)	3/14/2025	88,857,656	99,878,433
C2 Capital Global Export-To-China Fund, L.P.	(4)	12/31/2025	2,202,055	4,409,097
CB Offshore CF I, Limited Partnership	(5)	12/10/2024	31,689,041	96,192,583
CF24XB SCSp	(5)	3/19/2025	116,773,547	143,177,827
CHG PPC Investor	(7)	8/14/2025	6,169,459	6,295,715
Churchill Secondary Partners II, L.P.	(4)	6/30/2025	22,986,659	33,029,504
Clayton, Dubilier & Rice Fund XI, L.P.	(4)	6/30/2023	3,821,367	4,835,890
Clayton, Dubilier & Rice Fund XI, L.P.	(4)	12/31/2024	19,908,919	24,212,535
EDP PPC Investor	(8)	8/14/2025	1,536,767	1,882,490
Excellere Partners III	(5)	3/31/2024	5,770,287	8,641,546
Excellere Partners IV	(5)	3/31/2024	7,612,909	12,352,714
Frontier Opportunity Fund A	(4)	12/31/2023	338,316	480,472
GA Continuity Fund II, L.P.	(5)	3/4/2025	136,168,268	187,211,529
GA Continuity I (AM) Fund	(4)	6/30/2023	133,209	170,776
GA Continuity I (HG) Fund	(4)	6/30/2023	238,048	400,618
GA Continuity I (SNF) Fund	(4)	6/30/2023	160,596	203,806
Green Equity Investors Side CF III - C, L.P.	(5)	12/4/2023	8,298,834	11,851,986
Green Equity Investors VIII, L.P.	(4)	12/31/2024	14,934,801	19,652,436
Hellman & Friedman Capital Partners IX	(4)	12/31/2023	854,417	1,228,176
Hellman & Friedman Capital Partners X	(4)	12/31/2023	531,748	636,051
Hidden Harbor Capital Partners Continuation Fund, L.P.	(5)	4/25/2025	111,254,090	110,832,770
Highline PPC Blocker	(5)	8/14/2025	3,301,919	3,789,856
Highline PPC FT Holdings	(9)	8/14/2025	333,018	382,484
Investcorp North American Private Equity Parallel Fund I, L.P.	(3)	2/17/2023	3,740,993	4,091,206
Investcorp North American Private Equity Realization Fund 2022, L.P.	(3)	2/17/2023	7,400,514	11,875,260
Kenco PPC FT Investor	(10)	8/14/2025	2,719,657	3,715,428
Kinderhook GME Equity	(5)	6/14/2024	404,220	505,739
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(3)	3/3/2022	3,142,466	6,726,632
Kinderhook Reinvestment Fund IV2, L.P.	(5)	11/13/2023	9,717,272	9,815,116
Lawley PPC FT Investor	(11)	8/14/2025	1,000,819	1,301,584

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
LEP Red Rock Fund, L.P.	(5)	10/8/2025	57,408,627	65,956,006
Lindsay Goldberg V, L.P.	(4)	12/31/2024	13,595,587	10,737,722
Littlejohn Fund V, L.P.	(3)	3/31/2022	1,951,459	929,620
Littlejohn Fund VI	(4)	12/31/2023	870,812	1,254,624
Littlejohn Fund VI	(3)	12/31/2022	3,341,151	3,999,045
Littlejohn Fund VI-A, L.P.	(3)	3/31/2022	4,218,120	5,041,264
Littlejohn Fund VII-A, L.P.	(5)	12/31/2023	—	—
Madison Dearborn Capital Partners IX	(5)	10/8/2025	349,956	311,965
Madison Dearborn Capital Partners VIII	(5)	9/30/2025	3,185,913	4,179,751
Madison Dearborn Capital Partners VIII, L.P.	(4)	12/31/2024	38,771,952	45,673,799
Manulife PE Partners II Cayman, L.P.	(5)	6/1/2024	79,765,439	104,050,225
Monogram PPC Holdings	(12)	8/14/2025	2,069,940	2,447,985
NAI PPC Holdings	(5)	8/14/2025	27,316	123,007
NAI PPC Intermediate	(5)	8/14/2025	59,013	68,393
New Mountain Partners VI, L.P.	(4)	12/31/2024	19,442,138	27,914,521
Norwest Equity Partners IX, L.P.	(4)	9/30/2023	3,640,558	6,405,651
Norwest Equity Partners X, L.P.	(4)	9/30/2023	6,040,483	13,465,967
Norwest Equity Partners XI, L.P.	(4)	9/30/2023	2,711,787	2,554,231
Odyssey Investment Partners Fund V	(3)	12/31/2022	881,878	321,711
Odyssey Investment Partners Fund VI	(3)	12/31/2022	1,870,506	2,535,660
OEP Neptune Fund I SCSP	(3)	4/24/2023	10,080,406	14,831,778
One Equity Partners IX-B SCSp	(4)	12/31/2025	1,123,488	1,205,805
One Equity Partners VI	(4)	12/31/2023	50,197	181,776
One Equity Partners VII	(4)	12/31/2023	554,770	544,968
One Equity Partners VIII	(4)	12/31/2023	626,916	751,897
Peak Rock Capital Fund IV-C NUS	(4)	12/31/2025	128,243	128,204
Plaskolite PPC Investor	(13)	8/14/2025	1,037,310	906,606
PPC IV-A, L.P.	(5)	8/14/2025	3,953,487	3,409,590
ProAmpac PPC Investor II	(5)	8/14/2025	4,865,123	5,296,438
ProAmpac PPC Investor III	(5)	8/14/2025	2,714,873	2,955,276
Providence Strategic Growth II, L.P.	(4)	9/30/2025	1,635,128	2,119,118
Providence Strategic Growth III, L.P.	(4)	9/30/2025	2,756,126	4,357,474
Providence Strategic Growth IV, L.P.	(4)	9/30/2025	5,089,365	6,606,916
Providence Strategic Growth, L.P.	(4)	9/30/2025	694,402	428,109
PSG Fidelity Co-Invest, L.P.	(4)	9/30/2025	3,219,418	2,698,006
PSG LM Sequel, L.P.	(4)	10/3/2025	69,846	452,213
PSG LM Sequel, L.P.	(4)	10/3/2025	44,085	239,333
PSG V, L.P.	(4)	9/30/2025	5,171,487	6,579,124
PSG VI, L.P.	(4)	9/30/2025	662,656	652,248

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025

Private Equity Investments (89.9%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Quad-C Partners IX, L.P.	(4)	12/31/2022	1,153,236	1,216,936
Quad-C Partners X, L.P.	(3)	12/31/2022	1,482,914	1,959,130
Roark Capital Partners CF, L.P.	(3)	8/17/2022	5,763,823	7,869,578
Sentinel MCA AV, L.P.	(5)	10/13/2023	2,369,149	2,736,327
Stone Point CV, L.P.	(5)	10/13/2025	116,459,589	133,001,994
Sugar PPC FT Investor	(14)	8/14/2025	2,192,060	2,455,836
TA Associates XIII	(4)	12/31/2023	340,430	463,116
TA Associates XIV	(4)	12/31/2023	339,882	370,165
The Resolute III Continuation Fund, L.P.	(5)	9/20/2024	91,607,453	98,360,731
Thoma Bravo Fund XV, L.P.	(4)	12/31/2024	25,024,541	29,177,277
Thoma Bravo Oasis Fund A, L.P.	(3)	1/21/2022	3,869,800	6,509,884
TPG Healthcare Partners II, L.P.	(3)	8/5/2022	145,602	199,143
TPG Partners IX, L.P.	(3)	8/5/2022	788,225	990,597
TPG Partners VII, L.P.	(3)	3/31/2022	1,205,447	651,331
TPG Partners VIII, L.P.	(3)	3/31/2022	8,819,762	10,048,872
Valicor PPC FT Investor	(15)	8/14/2025	2,718,635	2,759,003
Warburg Pincus Capital Solutions Founders Fund, L.P.	(4)	12/31/2025	161,916	401,729
Wind Point Partners IX	(4)	12/31/2023	634,671	687,450
Wind Point Partners VIII	(4)	12/31/2023	181,476	119,073
Wind Point Partners X-B, L.P.	(5)	1/23/2024	255,142	342,081
Total North America			$1,240,754,105	$1,552,598,652
Rest of World (0.7%)
Affinity Asia Pacific Fund V	(4)	12/31/2023	$532,553	$667,244
Ping An Global Equity Selection Fund III	(5)	8/15/2025	1,049,272	1,837,373
Ping An Global Equity Selection Fund III	(5)	11/25/2024	8,534,820	15,617,482
TPG Asia VII (B), L.P.	(3)	4/20/2022	7,448,541	6,200,629
TPG Asia VIII (B), L.P.	(3)	7/1/2022	1,188,567	1,464,711
Total Rest of World			$18,753,753	$25,787,439
Total Secondary Investments			$1,681,266,941	$2,092,970,502
Total Private Equity Investments			$2,891,614,616	$3,506,848,237
Total Investments (89.9%)			$2,891,614,616	$3,506,848,237
Cash Equivalents (12.1%)
North America (12.1%)
UMB Money Market II Special (3.4%)	(3)(4)(5)		$474,755,220	$474,755,220
Total Cash Equivalents			$474,755,220	$474,755,220
Total Investments and Cash Equivalents (102.0%)			$3,366,369,836	$3,981,603,457
Other Assets and Liabilities, Net (-2.0%)				$(78,752,866)
Net Assets (100.0%)				$3,902,850,592

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
As of December 31, 2025
(1) The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Schedule of Investments for further details regarding the valuation policy of the Fund.
(2) Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(3) Investments held in AlpInvest Seed Fund L.P.
(4) Investments held in ACP 2022 Marvel Blocker LLC
(5) Investments held in AlpInvest CAPM Holdings, LLC
(6) Investments held in Alp Aurorium RIC Blocker, LLC
(7) Investments held in Alp CHG RIC Blocker, LLC
(8) Investments held in Alp EDP RIC Blocker, LLC
(9) Investments held in Alp Highline RIC Blocker, LLC
(10) Investments held in Alp Kenco RIC Blocker, LLC
(11) Investments held in Alp Lawley RIC Blocker, LLC
(12) Investments held in Alp Monogram RIC Blocker, LLC
(13) Investments held in Alp Plaskolite RIC Blocker, LLC
(14) Investments held in Alp Sugar RIC Blocker, LLC
(15) Investments held in Alp Valicor RIC Blocker, LLC
(16) Investment does not issue shares.
(17) Non-income producing security.
(18) Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2025, was $3,506,848,237, or 89.9%, of net assets.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of December 31, 2025

1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with AlpInvest, the “Advisers”) and actively manages the portion of the Fund’s assets allocated to liquid fixed-income investments. Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.

The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Markets Investments. Private Markets Investments include, without limitation:

•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third-party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds; and
•investments in privately placed bank loans and other debt instruments and loans to private companies.

As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The Consolidated Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The preparation of the Consolidated Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Schedule of Investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The consolidated Schedule of Investments include the accounts of the Fund and its wholly owned subsidiaries (“Subsidiaries”). The following is a summary of significant accounting policies used in preparing the Consolidated Schedule of Investments.

Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

The Consolidated Schedule of Investments of the Fund includes AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC Blocker,

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC, all wholly-owned subsidiaries of the Fund.

Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund’s investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the Fund’s investments, subject to the Board’s oversight.

The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). For liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3, “Fair Value Measurements”.
3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)

realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

AlpInvest will adjust the fair value provided by the Underlying Fund’s management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying Fund’s management.

Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.

Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of December 31, 2025:

Investments	Level 1	Level 2	Level 3	Total
Cash Equivalents	$474,755,220	$—	$—	$474,755,220
Direct Investments	—	—	1,223,271,609	1,223,271,609
Total	$474,755,220	$—	$1,223,271,609	$1,698,026,829
The Fund held Primary Investments and Secondary Investments with a fair value of $2,283,576,628, which are excluded from the fair value hierarchy as of December 31, 2025, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.